Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2011
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	100.00%
Zhiguo Wang [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	76.65%
Guifang Qi [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	18.53%
Xingming Han [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	4.82%